UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________to ____________

Date of Report (Date of earliest event reported) ____________

Commission File Number of securitizer: ____________

Central Index Key Number of securitizer: ____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395 (Funding Depositor LLC)

CIM Trust 2023-R4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Phillip J. Kardis II, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3.	Exhibits

99.1       Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Compliance Securitization Report (Rating Agency Grades)

Schedule 3 – Compliance Securitization Report (Exception Grades)

Schedule 4 – Compliance Securitization Report (Valuation Summary)

Schedule 5 – Securitization Report

Schedule 6 – Pay History Securitization Report

Schedule 7 – JCIII Report (Compliance Summary)

Schedule 8 – JCIII Report (Exception Report)

Schedule 9 – JCIII Report (Itemized Report)

Schedule 10 – Tigre Report (Event Level Extract)

Schedule 11 – Tigre Report (Exception Standard)

Schedule 12 – Tigre Report (Exception Details)

Schedule 13 – Tigre Report (Securitization Rating Agency Co)

Schedule 14 – Tigre Report (UW Compliance)

Schedule 15 – Title Report (Title Diligence Summary)

Schedule 16 – Title Report (Title Diligence Exceptions)

Schedule 17 – Data Integrity Report (Data Compare (Non-Ignored))

Schedule 18 – Data Integrity Report (Data Compare Summary)

99.2      Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Valuations Summary Report

Schedule 6 – Waived Conditions Report

Schedule 7 – Loan Level Tape Compare Report

Schedule 8 – Rating Agency ATR QM Report

Schedule 9 – Non-ATR QM Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: April 17, 2023

Funding Depositor LLC (Securitizer)

By:	/s/ Phillip J. Kardis II
	Name:	Phillip J. Kardis II
	Title:	President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosure required by Rule 15Ga-2 for AMC Diligence, LLC ("AMC")

Schedule 1 – Narrative

Schedule 2 – Compliance Securitization Report (Rating Agency Grades)

Schedule 3 – Compliance Securitization Report (Exception Grades)

Schedule 4 – Compliance Securitization Report (Valuation Summary)

Schedule 5 – CC Securitization Report (NPL Only Extract Limited)

Schedule 6 – PH Securitization Report (Servicing Pay History Limited)

Schedule 7 – JCIII Report (Compliance Summary)

Schedule 8 – JCIII Report (Exception Report)

Schedule 9 – JCIII Report (Itemized Report)

Schedule 10 – Tigre Report (Event level Extract)

Schedule 11 – Tigre Report (Exception Standard)

Schedule 12 – Tigre Report (Exception Details)

Schedule 13 – Tigre Report (Securitization Rating Agency Co)

Schedule 14 – Tigre Report (UW Compliance)

Schedule 15 – Title Report (Title Diligence Summary)

Schedule 16 – Title Report (Title Diligence Exceptions)

Schedule 17 – Data Integrity Report (Data Compare (Non-Ignored))

Schedule 18 – Data Integrity Report (Data Compare Summary)

99.2       Disclosure required by Rule 15Ga-2 for Clayton Services LLC ("Clayton")

Schedule 1 – Narrative

Schedule 2 – Conditions Report (Conditions Summary)

Schedule 3 – Conditions Report (Conditions Detail)

Schedule 4 – Conditions Report (Loan Grades)

Schedule 5 – Valuations Summary Report

Schedule 6 – Waived Conditions Report

Schedule 7 – Loan Level Tape Compare Report

Schedule 8 – Rating Agency ATR QM Report

Schedule 9 – Non-ATR QM Report